LAND USE RIGHT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land Use Rights Useful Life	50 years
Amortization of land use right	$ 6,556	$ 6,405	$ 6,151	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").